Loans Payable (Convertible Debentures) (Details) - USD ($)						1 Months Ended
	Oct. 12, 2016	Jul. 13, 2016	Jul. 12, 2016	Jul. 08, 2016	May 10, 2012	Oct. 31, 2016	Sep. 30, 2016	Jul. 20, 2016	Jun. 30, 2016
Debt Instrument [Line Items]
Warrants, exercise period					3 years
Minority interest (more than)									4.99%
Convertible Debt | Purchase Agreement July 12, 2016
Debt Instrument [Line Items]
Debt instrument, face amount			$ 4,444,000				$ 4,444,000
Proceeds from issuance of debt			$ 4,000,000
Debt instrument term			1 year
Conversion price (USD per share)			$ 6.2660
Shares available for conversion (up to)			780,230
Minimum conversion price (USD per share)			$ 0.10
Interest rate			10.00%
Debt callback percentage			120.00%
Debt default conversion percentage			115.00%
Debt default interest accrued (as a percent)			100.00%
Lock-up agreement, period following issuance of debentures			6 months
Lock-up agreement, period following resale registration statement			90 days
Interest expense, long term debt			$ 1,856,000
Minimum cash reserve, number of trading days to be considered in default			3 days
Minimum cash reserve, event of default, interest rate			18.00%
Number of trading days of failure to cure non-payment of amortization before event of default			3 days
Failure to cure non-payment of amortization, event of default, interest rate			18.00%
Convertible Debt | Exchange Agreement
Debt Instrument [Line Items]
Repayments of debt			$ 1,162,000
Debt instrument fee			420,000
Debt discount			$ 444,000
Affiliated Entity | Amendment to Securities Purchase Agreement
Debt Instrument [Line Items]
Guaranteed line of credit								$ 6,000,000
Affiliated Entity | Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Current carrying value								1,000,000
Sillerman Investment Company VI LLC | Affiliated Entity | Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Guaranteed line of credit								5,000,000
Mr. Sillerman | Affiliated Entity | Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Guaranteed line of credit								1,000,000
Common Stock | Convertible Debt | Purchase Agreement July 12, 2016
Debt Instrument [Line Items]
Warrants issued			354,650
Warrant | Convertible Debt | Purchase Agreement July 12, 2016
Debt Instrument [Line Items]
Conversion price (USD per share)			$ 6.5280
Warrants, exercise period			5 years
Fair value of warrants			$ 1,500,000
Subsequent Event | Convertible Debt | Purchase Agreement July 12, 2016
Debt Instrument [Line Items]
Debt instrument, face amount			$ 4,444,000
Proceeds from issuance of debt				$ 4,000,000
Repayments of debt		$ 1,162,000
Conversion price (USD per share)			$ 6.266
Shares available for conversion (up to)			780,230
Minimum conversion price (USD per share)			$ 0.10
Interest rate			10.00%
Debt callback percentage				120.00%
Debt default conversion percentage				115.00%
Debt default interest accrued (as a percent)				100.00%
Unamortized discount	$ 444,000
Interest payable	$ 114,000
Percentage of holders of debentures for which waiver agreements were entered into	87.00%					87.00%
Failure to cure non-payment of amortization, event of default, interest rate	18.00%
Percent of holders of debentures for which waiver agreements were not entered into	13.00%					13.00%
Amount due to purchases for which waiver agreements were not entered into	$ 696,000
Subsequent Event | Affiliated Entity | Amendment to Securities Purchase Agreement
Debt Instrument [Line Items]
Guaranteed line of credit								6,000,000
Subsequent Event | Affiliated Entity | Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Current carrying value								1,000,000
Subsequent Event | Sillerman Investment Company VI LLC | Affiliated Entity | Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Guaranteed line of credit								5,000,000
Subsequent Event | Mr. Sillerman | Affiliated Entity | Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Guaranteed line of credit								$ 1,000,000
Subsequent Event | Common Stock | Convertible Debt | Purchase Agreement July 12, 2016
Debt Instrument [Line Items]
Warrants issued			354,650
Subsequent Event | Warrant | Convertible Debt | Purchase Agreement July 12, 2016
Debt Instrument [Line Items]
Conversion price (USD per share)			$ 6.528
Warrants, exercise period			5 years